Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities

The components of other current liabilities were as follows:

(In USD) As at	December 31, 2024	March 31, 2024

Payable to renters	$482,987	$576,052
Statutory dues payable	1,560,108	1,550,688
Capital creditors	5,781	5,936
Employee benefit expenses payable	194,804	320,360
Other liabilities*	631,476	330,582
Other current liabilities	$2,875,156	$2,783,618

*	Includes payables related to operating leases and the residual value of vehicles acquired from Leaseplan India Private Limited.

The components of other current liabilities were as follows:

As at	March 31, 2024	March 31, 2023

Payable to renters	$576,052	$647,283
Statutory dues payable	1,550,688	1,583,639
Capital creditors	5,936	88,484
Employee benefit expenses payable	320,360	379,167
Other liabilities	330,582	234,459
Other current liabilities	2,783,618	2,933,032